Income Taxes - Additional information (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2017	Mar. 31, 2013
Income Taxes
Effective tax rate					5.00%	5.00%	12.00%
Income Tax Rate Before Effect Of Lower Foreign Tax Rate					25.00%	25.00%	25.00%
Income Tax Benefit Expense Before Effect Of Lower Foreign Tax Rate In UK					$ 6,105,000	$ 3,674,000	$ (9,731,000)
Tonnage tax included in operating expenses					300,000	200,000	200,000
Valuation allowances					17,200,000	16,015,000
Deferred tax assets					2,662,000	3,326,000
Entrance tax					$ 82,000	91,000			$ 3,000,000
Entrance tax payable related to acquisition								$ 100,000
Entrance tax, annual decline in gain					20.00%
Payment of entrance tax and translation effects					$ 100,000	110,000
Income tax (benefit)/expense					$ 1,163,000	$ 631,000	(4,595,000)
Income tax rate, deferred tax liabilities					22.00%	22.00%
Estimated income tax payable					$ 50,000.00	$ 60,000.00
Period for income tax returns					10 years
Unrecognized tax benefits					$ 0	0
Interest or penalties on tax return					$ 0	0
Minimum percentage of ownership/control required to constitute a related party					25.00%
Deferred tax assets					$ 2,580,000	3,235,000
KNOT
Income Taxes
Ownership interest in partnership					25.00%
KNOT | KNOT Management
Income Taxes
Percentage of contribution to subsidiary					100.00%
KNOT | KNOT Management Denmark AS
Income Taxes
Percentage of contribution to subsidiary					100.00%
Norway
Income Taxes
Income Tax Rate Before Effect Of Lower Foreign Tax Rate					22.00%
Percentage of Tonnage Tax					$ 22	$ 22	$ 22
Period for income tax returns					10 years
United Kingdom
Income Taxes
Income Tax Rate Before Effect Of Lower Foreign Tax Rate	19.00%		19.00%		25.00%	25.00%
Percentage of Tonnage Tax		$ 25		$ 25	$ 25	$ 25
Income tax (benefit)/expense					$ 51,458	$ 37,000